Note 7 - Property and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, gross	€ 11,354	€ 10,502
Less: accumulated depreciation and amortization	(7,672)	(7,732)
Total	3,682	2,770
Equipment [Member]
Property and equipment, gross	7,588	7,002
Furniture and Fixtures [Member]
Property and equipment, gross	€ 3,766	€ 3,500